Financial Instruments - Fair Values and Risk Management - Summary of Carrying Amount and Fair Value of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 69,568	€ 71,255
Total financial liabilities	185,922	195,873
Gross carrying amount [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	76	24
Total financial liabilities	19	268
Gross carrying amount [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	30,346	18,720
Gross carrying amount [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	8,485	7,274
Gross carrying amount [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	21,861	11,446
At fair value [member] | Forward exchange contract [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	76	24
Total financial liabilities	19	268
At fair value [member] | Long-term borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	33,168	21,630
At fair value [member] | Long-term borrowings [member] | Floating-rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	8,778	7,552
At fair value [member] | Long-term borrowings [member] | Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	€ 24,390	€ 14,078